                              ING SERIES FUND, INC.
                         ING Equity Income Fund ("Fund")

                          Supplement Dated June 9, 2006
               to the Class A, Class B and Class C Prospectus and
              the Class I Prospectus each dated September 30, 2005

   IMPORTANT NOTICE REGARDING A CHANGE IN PRINCIPAL INVESTMENT STRATEGIES AND
                             INVESTMENT SUB-ADVISER

     On June 7, 2006, the Board of Directors of ING Series Fund, Inc. approved the appointment of a new sub-adviser for the Fund from Wellington Management Company, LLP ("Wellington Management") to ING Investment Management Co. ("ING IM") and recommended that a special meeting of shareholders be held to approve this change in the Fund's sub-adviser. The shareholder meeting is expected to take place during the fourth quarter of 2006. Proxy materials discussing the change in sub-advisory arrangements are expected to be mailed to shareholders in the the third quarter of 2006. Effective on or about August 14, 2006, ING IM will begin to manage the Fund under an interim sub-advisory agreement that will remain in effect until the approval of the new sub-advisory agreement with ING IM. Shareholders will be notified if the proposal is not approved.

     In connection with this sub-adviser change, the new name of the Fund will be "ING Growth and Income Fund." Effective on or about August 14, 2006 all references to "ING Equity Income Fund," "Wellington Management Company, LLP" and "Wellington Management," with respect to this Fund only, are hereby deleted and replaced with "ING Growth and Income Fund," "ING Investment Management Co." and "ING IM," respectively.

     Effective on or about August 14, 2006, the Class A, Class B and Class C Prospectus and Class I Prospectus are supplemented to reflect the new sub-adviser arrangement:

     1. The information pertaining to ING Equity Income Fund in the table in the section entitled "Funds at a Glance" on page 2 of the Class A, Class B and Class C Prospectus and the Class I Prospectus is deleted in its entirety and replaced with the following:

         FUND                                         INVESTMENT OBJECTIVE
         -----                                        --------------------

         ING Growth and Income Fund                   Long-term growth of capital and income
         Adviser: ING Investments, LLC
         Sub-Adviser:  ING Investment Management Co.

     2. The information pertaining to ING Equity Income Fund in the table in the section entitled "Funds at a Glance" on page 3 of the Class A, Class B and Class C Prospectus and the Class I Prospectus is deleted in its entirety and replaced with the following:

MAIN INVESTMENTS                         MAIN RISKS
----------------                         ----------
Equity securities of large U.S.          Price volatility and other risks that
companies believed to have               accompany an investment in equity
above-average growth potential.          securities.

     3. The sub-sections entitled "Principal Investment Strategies" and "Risks" under the section entitled "ING Equity Income Fund" on page 6 of the Class A, Class B and Class C Prospectus and the Class I Prospectus are deleted in their entirety and replaced with the following:


                                                                                                       ADVISER
                                                                                          ING INVESTMENTS, LLC
                                                                                                   SUB-ADVISER
ING GROWTH AND INCOME FUND                                                       ING INVESTMENT MANAGEMENT CO.
PRINCIPAL                              sector analysts                          example, price-to-earnings
INVESTMENT                             determining the security                 ratios, growth rates and
STRATEGIES                             selection for each of                    earnings estimates) to select
                                       their sectors for the                    securities within each class.
Under normal market                    dedicated portion of the                 In analyzying these
conditions, the Fund will              overall portfolio. The                   characteristics, the
invest at least 65% of                 senior portfolio managers                Sub-Adviser attempts to
its total assets in                    are responsible for the                  identify positive earnings
common stocks that the                 overall allocation of                    momentum and positive
Sub-Adviser believes have              assets for the Fund,                     valuation characteristics in
significant potential for              including management of                  selecting securities whose
capital appreciation or                the Fund's overall risk                  perceived value is not
income growth or both.                 profile.                                 reflected in their price.

The Sub-Adviser may                    In managing the Fund, the             The Fund may invest in derivative
invest principally in                  Sub-Adviser:                          instruments. The Fund may also
common stocks having                                                         lend portfolio securities on a
significant potential for              -  Emphasizes stocks of larger        short-term or long-term basis, up
capital appreciation, or                  companies.                         to 33 1/3% of its total assets.
may purchase common
stocks principally for                 -  Looks to strategically invest      The Sub-Adviser may sell
their income potential                    the Fund's assets in stocks of     securities for a variety of
through dividends and                     mid-sized companies and up to      reasons, such as to secure gains,
option writing, or may                    25% of its total assets in         limit losses, or redeploy assets
acquire securities having                 stocks of foreign issuers,         into opportunities believed to be
a mix of these                            depending upon market              more promising, among others.
characteristics.                          conditions.

The Sub-Adviser utilizes               -  Utilizes an intensive,
a multi-manager approach                  fundamentally driven research
for portfolio                             process to evaluate company
construction. Both the                    financial characteristics (for
senior portfolio managers
and all of the sector
analysts on the team
participate in the
process, with the

RISKS
You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY--the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. Securities of larger companies sometimes have more stable prices than smaller companies. However, the Fund may also invest in securities of small- and mid-sized companies, which may be more susceptible to price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.

MARKET TRENDS--from time to time, the stock market may not favor the growth-oriented securities in which the Fund invests. Rather, the market could favor value-oriented securities or may not favor equities at all.

FOREIGN INVESTING--foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce exchange risk may not perform as expected. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments. To the extent the Fund invests in countries with emerging securities markets, the risks of foreign investing may be greater, as these countries may be less politically and economically stable than other countries. It also may be more difficult to buy and sell securities in countries with emerging securities markets. If the Fund invests more than 25% of its assets in securities whose issuers are located in a single foreign country, the Fund would be more dependent upon the political and economic circumstances of that country than a mutual fund that owns stocks of companies in many countries.

CONVERTIBLE SECURITIES--the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, and the risk of loss due to the changes in interest rates. The use of certain derivatives may have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.

SECURITIES LENDING--there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect which may intensify market risk, credit risk and other risks associated with investments in the Fund.

     4. The second footnote under the bar chart entitled "Year by Year Total Returns" under the section entitled "ING Equity Income Fund - How the Fund Has Performed" on page 7 of the Class A, Class B and Class C Prospectus and the Class I Prospectus is deleted in its entirety and replaced with the following:

     (2) Effective March 1, 2002, ING Investments, LLC began serving as investment adviser. Effective August 14, 2006, ING Investment Management Co. began serving as sub-adviser to the Fund and the Fund's principal investment strategies have changed. From March 1, 2004 to August 13,
     2006, Wellington Management Company, LLP served as sub-adviser. Performance from March 1, 2004 through August 13, 2006 is attributable to Wellington Management Company, LLP.

     5. The footnotes to the bar chart entitled "Year by Year Total Returns" under the section entitled "ING Equity Income Fund - How the Fund Has Performed" on page 7 of the Class A, Class B and Class C Prospectus and the Class I Prospectus is revised to include the following:

     (4) Effective August 14, 2006, the Fund changed its name from ING Equity Income Fund to ING Growth and Income Fund.

     6. The subsection entitled "Average Annual Total Returns" under the section entitled "ING Equity Income Fund - How the Fund Has Performed" on page 7 of the Class A, Class B and Class C Prospectus is deleted in its entirety and replaced with the following:

                          AVERAGE ANNUAL TOTAL RETURNS
                    (FOR THE PERIODS ENDED DECEMBER 31, 2004)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of two broad measures of market performance -- the Standard & Poor's 500(R) Composite Stock ("S&P 500(R)") Index and the Russell 1000(R) Value Index. The tAble also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other classes will vary.

                                                                                                 10 YEARS
                                                                                                (OR LIFE OF
                                                             1 YEAR            5 YEARS           CLASS)(1)
Class A Return Before Taxes(2)                      %         5.08             (6.76)              7.46
Class A Return After Taxes on Distributions(2)      %         4.75             (7.18)              4.95
Class A Return After Taxes on Distributions and
Sale of Fund Shares(2)                              %         3.69             (5.76)              5.33
S&P 500(R)Index  (reflects no deduction for fees,
expenses, or taxes)(3)                              %        10.88             (2.30)              7.24
Russell 1000(R) Value Index (reflects no deduction
for fees, expenses, or taxes) (4)                   %        16.49              5.27               13.82
Class B Return Before Taxes (5)                     %         5.74             (6.69)             (28.93)
S&P 500(R)Index  (reflects no deduction for fees,
expenses, or taxes)(3)                              %        10.88             (2.30)             1.13(6)
Russell 1000(R) Value Index (reflects no deduction
for fees, expenses, or taxes) (4)                   %        16.49              5.27              5.89(6)
Class C Return Before Taxes (7)                     %         9.67             (6.36)             (2.36)


                                       5

S&P 500(R)Index  (reflects no deduction for fees,
expenses, or taxes)(3)                              %        10.88             (2.30)             2.54(8)
Russell 1000(R) Value Index (reflects no deduction
for fees, expenses, or taxes) (4)                   %        11.40              1.76              2.97(8)

     (1) On February 2, 1998, the            (5) Reflects deduction of
     Fund re-designated Adviser Class        deferred sales charge of 5.00%
     shares as Class A shares. Class         for the 1 year return and 2.00%
     B and Class C shares commenced          for the 5 year and Life of Class
     operations on March 1, 1999 and         returns.
     June 30, 1998, respectively.            (6) The Index return for Class B
     (2) Reflects deduction of sales         shares is for the period
     charge of 5.75%.                        beginning March 1, 1999.
     (3) The S&P 500(R) Index is an          (7) Reflects deduction of
     unmanaged index that measures           deferred sales charge of 1.00%
     the performance of securities of        for the 1 year return.
     approximately 500 of the largest        (8) The Index return for Class C
     companies in the United States.         shares is for the period
     Prior to August 14, 2006, the Fund      beginning July 1, 1998.
     compared its performance to the
     Russell 1000(R) Value Index. The
     Fund changed the index to which it
     compares its performance because
     the S&P 500(R) Index is considered
     a more appropriate comparison.
     (4) The Russell 1000(R) Value
     Index is an unmanaged index that
     measures the performance of
     those Russell 1000 companies
     with lower price-to-book ratios
     and lower forecasted growth
     values.

          7. The subsection entitled "Average Annual Returns" under the section entitled "ING Equity Income Fund - How the Fund Has Performed" on page 7 of the Class I Prospectus is deleted in its entirety and replaced with the following:

                          AVERAGE ANNUAL TOTAL RETURNS
                    (FOR THE PERIODS ENDED DECEMBER 31, 2004)

     The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of two broad measures of market performance -- the Standard & Poor's 500(R) Composite Stock ("S&P 500(R)") Index and the Russell 1000(R) Value Index. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

     Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

     In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

                                                            1 YEAR            5 YEARS            10 YEARS
Class I Return Before Taxes                         %        11.75             (5.41)              8.52
Class I Return After Taxes on Distributions         %        11.35             (5.91)              6.61
Class I Return After Taxes on Distributions and
Sale of Fund Shares                                 %         8.12             (4.71)              6.95
S&P 500(R)Index  (reflects no deduction for fees,
expenses, or taxes)(1)                              %        10.88             (2.30)              7.62
Russell 1000(R) Value Index (reflects no deduction
for fees, expenses, or taxes) (2)                   %        16.49              5.27               13.82

     (1) The S&P 500(R) index is an        (2) The Russell 1000(R) Value
     unmanaged index that measures         Index is an unmanaged index that
     the performance of securities of      measures the performance of
     approximately 500 of the largest      those Russell 1000 companies
     companies in the United States.       with lower price-to-book ratios
     The S&P 500(R) Index is intended      and lower forecasted growth
     to be the comparative index for       values.
     the Fund as it more closely
     reflects the types of securities
     in which the Fund invests than
     the Russell 1000(R) Value Index.

          8. The sub-sections entitled "ING Equity Income Fund - Wellington Management Company, LLP" and "Performance of Similar Equity Income Accounts Managed by Wellington Management Company, LLP" under the section entitled "Management of the Funds - Adviser and Sub-Advisers" on page 42 and 43 of the Class A, Class B and Class C Prospectus and on page 37 of the Class I Prospectus are hereby deleted in their entirety and replaced with the following:

             GROWTH AND INCOME FUND

             The following individuals share responsibility for the day-to-day management of ING Growth and Income Fund:

             Christopher F. Corapi, Portfolio Manager and Director of Fundamental Equity Research, ING IM, has co-managed the Fund since 2006. Mr. Corapi joined ING IM in February 2004 and has over 21 years of investment experience. Prior to joining ING IM, Mr. Corapi served as Global Head of Equity Research at Federated Investors since 2002. He served as Head of U.S. Equities and portfolio manager at Credit Suisse Asset Management beginning in 2000 and Head of Emerging Markets Research at JPMorgan Investment Management beginning in 1998.

             Scott Lewis, Portfolio Manager, has co-managed the Fund since 2006. Mr. Lewis joined ING IM in May 2004 and has over 23 years of investment experience. Mr. Lewis joined ING IM from Credit Suisse Asset Management ("CSAM"), where he worked for 18 years both with CSAM and its predecessor Warburg Pincus. Most recently, he served as managing director and portfolio manager, having previously been head of U.S. equity research.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                              ING SERIES FUND, INC.
                         ING Equity Income Fund ("Fund")

                  Supplement Dated June 9, 2006 to the Class A,
                      Class B, Class C, Class I and Class R
                   Statement of Additional Information ("SAI")
                            dated September 30, 2005

   IMPORTANT NOTICE REGARDING A CHANGE IN PRINCIPAL INVESTMENT STRATEGIES AND
                             INVESTMENT SUB-ADVISER

     On June 7, 2006, the Board of Directors of ING Series Fund, Inc. approved a change in sub-adviser for the Fund from Wellington Management Company, LLP ("Wellington Management") to ING Investment Management Co. ("ING IM") and recommended that a special meeting of shareholders be held to approve this change in the Fund's sub-adviser. The shareholder meeting is expected to take place during the fourth quarter of 2006. Proxy materials discussing the change in sub-advisory arrangements are expected to be mailed to shareholders in the third quarter of 2006. Effective on or about August 14, 2006, ING IM will begin to manage the Fund under an interim sub-advisory agreement that will remain in effect until the approval of the new sub-advisory agreement with ING IM. Shareholders will be notified if the proposal is not approved.

     In connection with this sub-adviser change, the new name of the Fund will be "ING Growth and Income Fund." Effective on or about August 14, 2006, all references to "ING Equity Income Fund," "Wellington Management Company, LLP" and "Wellington Management," with respect to this Fund only, are hereby deleted and replaced with "ING Growth and Income Fund," "ING Investment Management Co." and "ING IM," respectively.

     Upon shareholder approval, effective on or about August 14, 2006, the Class A, Class B, Class C, Class I and Class R SAI is supplemented to reflect the new sub-advisory arrangement:

     1. The fourth paragraph under the section entitled "Additional Investment Restrictions and Policies" on page 6 of the Class A, Class B, Class C, Class I and Class R SAI is hereby deleted in its entirety.

     2. The information relating to "Equity Income" in the table located under the section entitled "Sub-Advisory Agreements" on page 67 of the Class A, Class B, Class C, Class I and Class R SAI is hereby deleted in its entirety and replaced with the following:


FUND                        SUB-ADVISORY FEE
-------------------------   ----------------------------------------------------------------------------
GROWTH AND INCOME           0.3150%  OF THE FIRST $250 MILLION OF THE FUND'S AVERAGE DAILY NET ASSETS
                            0.2925%  OF THE NEXT $250 MILLION OF THE FUND'S AVERAGE DAILY NET ASSETS
                            0.2813%  OF THE NEXT $250 MILLION OF THE FUND'S AVERAGE DAILY NET ASSETS
                            0.2700%  OF THE NEXT $1.25 BILLION OF THE FUND'S AVERAGE DAILY NET ASSETS
                            0.2475%  OF THE FUND'S AVERAGE DAILY NET ASSETS IN EXCESS OF $2 BILLION

     3. The sub-sections entitled "Other Accounts Managed," "Potential Conflicts of Interest," "Compensation Structure for Portfolio Managers" and "Ownership of Securities" in the entitled section "Portfolio Managers - ING Equity Income" on pages 71 to 73 of the Class A, Class B, Class C, Class I and Class R SAI are hereby deleted in their entirety.

     4. The section entitled "Portfolio Managers - ING Balanced Fund, ING Growth Fund, ING Small Company Fund, ING Index Plus LargeCap Fund, ING Index Plus MidCap Fund, ING Index Plus SmallCap Fund, ING Strategic Allocation Conservative Fund, ING Strategic Allocation Growth Fund and ING Strategic Allocation Moderate Fund" on page 69 of the Class A, Class B, Class C, Class I and Class R SAI is deleted in its entirety.

     5. The sub-sections entitled "Compensation," "Potential Conflicts of Interest" and "Ownership of Securities" in the section entitled "Portfolio Managers" on pages 69 to 71 of the Class A, Class B, Class C, Class I and Class R SAI are hereby revised as follows:

OTHER ACCOUNTS MANAGED

The table is amended to add the following information:

   PORTFOLIO      REGISTERED INVESTMENT        OTHER POOLED INVESTMENT
    MANAGER       COMPANIES                    VEHICLES                   OTHER ACCTS
----------------- ---------------------------- -------------------------- -------------------------
                  NUMBER OF                    NUMBER OF                  NUMBER OF
                  ACCOUNTS   TOTAL ASSETS      ACCOUNTS     TOTAL ASSETS  ACCOUNTS     TOTAL ASSETS
                  ---------- ----------------- ------------ ------------- ------------ ------------
Christopher F.        4       $3,222,796,346        0           N/A            2       $3,126,077
Corapi (3)

Scott Lewis (3)       2        $583,193,713         2       $112,002,417       1       $47,571,874

     (3) For Christopher F. Corapi and Scott Lewis, the information pertaining to the number of accounts and total assets in the accounts managed is as of December 31, 2005.

COMPENSATION

     The heading is deleted in its entirety and the first and second paragraphs are deleted in their entirety and replaced with the following:

     For Omar Aguilar, Joseph Basset, Kenneth Bragdon, Christopher F. Corapi , Vincent Costa, Steve Salopek, Douglas Cote, Mary Ann Fernandez, Brian Gendreau, James B. Kauffman, Scott Lewis and Richard Welsh, the portfolio managers (each a "Portfolio Manager" and collectively the "Portfolio Managers") of the Funds listed above, respectively, compensation consists of (a) fixed base salary; (b) bonus which is based on ING Investment Management (ING IM) performance, 3 and 5 year pre-tax performance of the accounts the portfolio managers are primarily and jointly responsible for relative to account benchmarks and peer universe performance, and 70 revenue growth of the accounts they are responsible for; and
(c) long-term equity awards tied to the performance of our parent company, ING Groep.

     The Portfolio Managers for the Funds listed above are also eligible to participate in an annual cash incentive plan. The overall design of the annual incentive plan was developed to tie pay to both performance and cash flows, structured in such a way as to drive performance and promote retention of top talent. As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators. Investment performance is measured on both relative and absolute performance in all areas. ING IM has defined indices ((the S&P 500(R) Index and LBAB Index for Mr. Aguilar, Mr. Kauffmann and Ms. Fernandez as Portfolio Managers for ING Balanced Fund; the Russell 1000 (R) Growth Index for Mr. Bragdon and Mr. Welsh as Portfolio Managers for ING Growth Fund; the S&P 500(R) Index for Mr. Corapi and Mr. Lewis as Portfolio Managers for ING Growth and Income Fund; the S&P 500(R) Index, the S&P MidCap 400 Index and the S&P SmallCap 600 Index for Mr. Aguilar, Mr. Costa and Mr. Cote as Portfolio Managers for ING Index Plus LargeCap, ING Plus MidCap and ING Index Plus SmallCap Funds; the Russell 2000
(R) Index for Mr. Basset and Mr. Salopek as Portfolio Manager for ING Small Company Fund; the Strategic Allocation Balanced Composite, the Strategic Allocation Growth Composite and the Strategic Allocation Income Composite for Mr. Gendreau and Ms. Fernandez as Portfolio Managers for the ING Strategic Allocation Balanced, ING Strategic Allocation Growth and the ING Strategic Allocation Income Funds, respectively (these composites are comprised of the Russell 3000 (R) Index, MSCI EAFE(R) Index and the LBAB Index); and the Russell 1000 (R) Value Index for Mr. Lewis as Portfolio Manager for the ING Value Opportunity Fund)) and where applicable, peer groups including but not limited to Russell, Morningstar, Lipper and Lehman and set performance goals to appropriately reflect requirements for each investment team. The measures for each team are outlined on a "scorecard" that is reviewed on an annual basis. These scorecards measure investment performance versus peer groups over one- and three-year periods and year-to- date net cash flow (changes in the accounts' net assets not attributable to changes in the value of the accounts' investments) for all accounts managed by each team. The results for overall IIM scorecards are calculated on an asset weighted performance basis of the individual team scorecards.

OWNERSHIP OF SECURITIES


     The table is hereby revised to include the following:

      PORTFOLIO MANAGER                   FUND              DOLLAR RANGE OF FUND
                                                            SHARES OWNED
------------------------------ ---------------------------- ----------------------------
Christopher F. Corapi(1)                   N/A                          $0

Scott Lewis(1)                             N/A                          $0

     (1) For Christopher F. Corapi and Scott Lewis, the information pertaining to the dollar range of Fund shares owned is as of December 31, 2005.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE